Schedule of Investments (unaudited)	iShares® MSCI Turkey ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 3.0%
Aselsan Elektronik Sanayi Ve Ticaret AS	4,314,489	$7,504,992

Airlines — 4.1%
Pegasus Hava Tasimaciligi AS(a)(b)	353,465	3,431,278
Turk Hava Yollari AO(a)(b)	4,300,577	6,677,201
		10,108,479
Automobiles — 5.2%
Ford Otomotiv Sanayi AS	528,113	10,721,636
Tofas Turk Otomobil Fabrikasi AS	678,821	2,299,785
		13,021,421
Banks — 16.4%
Akbank TAS	20,419,450	12,540,202
Turkiye Garanti Bankasi AS(b)	15,170,290	14,150,613
Turkiye Halk Bankasi AS(a)(b)	3,096,123	1,641,000
Turkiye Is Bankasi AS, Class C(b)	9,083,487	5,397,653
Turkiye Vakiflar Bankasi TAO, Class D(a)	3,882,855	1,597,084
Yapi ve Kredi Bankasi AS(b)	22,206,960	5,573,939
		40,900,491
Beverages — 4.2%
Anadolu Efes Biracilik Ve Malt Sanayii AS	1,717,982	4,584,896
Coca-Cola Icecek AS	620,008	5,745,395
		10,330,291
Capital Markets — 0.4%
Is Yatirim Menkul Degerler AS	472,182	921,514

Chemicals — 4.6%
Gubre Fabrikalari TAS(a)	263,321	1,889,044
Hektas Ticaret TAS(a)	2,136,090	2,347,106
Petkim Petrokimya Holding AS(a)	10,086,884	7,284,007
		11,520,157
Construction & Engineering — 1.2%
Tekfen Holding AS(b)	1,727,922	3,034,681

Construction Materials — 1.0%
Nuh Cimento Sanayi AS	318,602	1,711,708
Oyak Cimento Fabrikalari AS(a)(b)	923,455	783,819
		2,495,527
Diversified Financial Services — 2.8%
Haci Omer Sabanci Holding AS	5,965,436	6,169,219
Turkiye Sinai Kalkinma Bankasi AS(b)	5,060,042	785,670
		6,954,889
Electric Utilities — 1.1%
Enerjisa Enerji AS(c)	2,283,727	2,844,687

Entertainment — 0.4%
Fenerbahce Futbol AS(a)	234,924	929,740

Equity Real Estate Investment Trusts (REITs) — 1.4%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(b)	14,923,855	3,396,154

Food & Staples Retailing — 11.3%
BIM Birlesik Magazalar AS	3,016,070	22,517,313
Migros Ticaret AS(a)(b)	803,218	3,249,331
Sok Marketler Ticaret AS(a)	1,769,137	2,299,327
		28,065,971
Food Products — 1.4%
Ulker Biskuvi Sanayi AS	1,337,236	3,403,292
Security	Shares	Value

Health Care Providers & Services — 1.0%
MLP Saglik Hizmetleri AS(a)(b)(c)	893,301	$2,453,245
Selcuk Ecza Deposu Ticaret ve Sanayi AS	142,999	150,621
		2,603,866
Household Durables — 1.1%
Vestel Elektronik Sanayi ve Ticaret AS(a)	748,913	2,713,860

Independent Power and Renewable Electricity Producers — 0.4%
Aksa Enerji Uretim AS(a)	667,252	1,004,880

Industrial Conglomerates — 11.2%
Bera Holding AS(a)	2,153,683	6,396,369
Dogan Sirketler Grubu Holding AS(b)	9,480,276	3,251,749
Enka Insaat ve Sanayi AS	1	1
KOC Holding AS	4,944,677	10,709,354
Turkiye Sise ve Cam Fabrikalari AS	8,313,329	7,518,798
		27,876,271
Insurance — 0.3%
Anadolu Anonim Turk Sigorta Sirketi	939,333	728,840

Machinery — 1.5%
Jantsa Jant Sanayi Ve Ticaret AS	59,876	603,601
Otokar Otomotiv Ve Savunma Sanayi AS	44,751	1,581,952
Turk Traktor ve Ziraat Makineleri AS	66,333	1,437,143
		3,622,696
Metals & Mining — 13.5%
Eregli Demir ve Celik Fabrikalari TAS	9,069,880	20,401,045
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(a)(b)	6,194,257	5,683,899
Koza Altin Isletmeleri AS(a)(b)	315,260	4,401,844
Koza Anadolu Metal Madencilik Isletmeleri AS(a)(b)	1,732,099	3,214,167
		33,700,955
Oil, Gas & Consumable Fuels — 3.7%
Turkiye Petrol Rafinerileri AS(a)(b)	803,555	9,132,426

Textiles, Apparel & Luxury Goods — 2.0%
Aksa Akrilik Kimya Sanayii AS	1,470,527	2,761,461
Mavi Giyim Sanayi Ve Ticaret AS, Class B(a)(c)	376,381	2,217,373
		4,978,834
Transportation Infrastructure — 1.7%
TAV Havalimanlari Holding AS(a)(b)	1,545,118	4,325,591

Wireless Telecommunication Services — 4.6%
Turkcell Iletisim Hizmetleri AS	6,216,002	11,494,787

Total Common Stocks — 99.5%
(Cost: $363,950,905)	.	247,615,292

Short-Term Investments

Money Market Funds — 10.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(d)(e)(f)	26,140,247	26,155,931

Schedule of Investments (unaudited) (continued)	iShares® MSCI Turkey ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	460,000	$460,000
		26,615,931
Total Short-Term Investments — 10.7%
(Cost: $26,609,080)		26,615,931

Total Investments in Securities — 110.2%
(Cost: $390,559,985)		274,231,223

Other Assets, Less Liabilities — (10.2)%		(25,483,578)

Net Assets—100.0%		$248,747,645

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period-end.

(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/21	Shares Held at 05/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$15,057,193	$11,105,178	(a)	$—	$(3,159)	$(3,281)	$26,155,931	26,140,247	$1,079,039	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	401,000	59,000	(a)	—	—	—	460,000	460,000	160		—
					$(3,159)	$(3,281)	$26,615,931		$1,079,199		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini Index	8	06/18/21	$544	$6617

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Turkey ETF
May 31, 2021

Fair Value Measurements (continued)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$130,450,491	$117,164,801	$—	$247,615,292
Money Market Funds	26,615,931	—	—	26,615,931
	$157,066,422	$117,164,801	$—	$274,231,223
Derivative financial instruments(a)
Assets
Futures Contracts	$6,617	$—	$—	$6,617

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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